Interest in Associates - Summary of Share of Net Assets in Associates (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of associates [abstract]
Share of net assets	¥ 36,445	$ 5,235	¥ 35,758